Paras Madho
Director
Securities Operations

NYSE Group

07054648

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1-33436

May 11, 2007

RECD S.E.C.
MAY 1 4 2007
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Dow 30[sm] Enhanced Premium & Income Fund Inc., Common Stock ($.001 par value). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 11, 2007. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
MAY 1 5 2007
THOMSON
FINANCIAL

END